5. Net income per ordinary share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2016	2015	2014
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,061,909	2,063,738	2,069,223
Effect of dilutive potential ordinary shares: Stock options	-	-	-
Weighted average number of ordinary shares for the purposes of diluted net income per share	2,061,909	2,063,738	2,069,223